UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS HIGH INCOME FUND

FORM N-Q

October 31, 2006

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 93.1%
Aerospace & Defense - 1.3%
$2,120,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,109,400
3,575,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	3,557,125
		L-3 Communications Corp., Senior Subordinated Notes:
760,000	BB+	7.625% due 6/15/12	793,250
2,075,000	BB+	5.875% due 1/15/15	2,017,937

		Total Aerospace & Defense	8,477,712

Airlines - 1.1%
		Continental Airlines Inc., Pass-Through Certificates:
679,305	B+	Series 2000-2, Class C, 8.312% due 4/2/11	688,221
5,079,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	5,082,174
		United Airlines Inc., Pass-Through Certificates:
316,338	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	324,444
926,524	BB+	Series 2002, Class A-2, 7.186% due 10/1/12	938,685

		Total Airlines	7,033,524

Auto Components - 1.4%
1,535,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	1,567,619
2,045,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,983,650
		TRW Automotive Inc.:
648,000	BB-	Senior Notes, 9.375% due 2/15/13	697,410
400,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	441,000
		Visteon Corp., Senior Notes:
3,065,000	CCC+	8.250% due 8/1/10	2,942,400
2,220,000	CCC+	7.000% due 3/10/14	1,936,950

		Total Auto Components	9,569,029

Automobiles - 2.8%
		Ford Motor Co.:
1,080,000	B	Debentures, 8.875% due 1/15/22	942,300
14,260,000	B	Notes, 7.450% due 7/16/31	11,247,575
		General Motors Corp.:
1,705,000	B-	Notes, 7.200% due 1/15/11	1,598,437
5,150,000	B-	Senior Debentures, 8.375% due 7/15/33	4,609,250

		Total Automobiles	18,397,562

Biotechnology - 0.0%
310,000	B	Angiotech Pharmaceuticals Inc., Senior Subordinated Notes, 7.750% due 4/1/14 (b)	296,050

Building Products - 1.9%
8,065,000	CCC	Associated Materials Inc., Senior Discount Notes, step bond to yield 11.239% due 3/1/14	4,778,512
1,620,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	1,743,525
2,145,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	2,059,200
5,803,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.831% due 3/1/14	4,004,070

		Total Building Products	12,585,307

Capital Markets - 0.8%
2,740,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	3,020,850
		E*TRADE Financial Corp., Senior Notes:
725,000	BB-	7.375% due 9/15/13	748,562

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Capital Markets - 0.8% (continued)
$1,540,000	BB-	7.875% due 12/1/15	$1,636,250

		Total Capital Markets	5,405,662

Chemicals - 3.7%
5,825,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	6,261,875
3,400,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	3,366,000
		Huntsman International LLC:
1,005,000	B	7.875% due 11/15/14 (b)	1,005,000
1,147,000	B	Senior Notes, 9.875% due 3/1/09	1,194,314
		Lyondell Chemical Co.:
		Senior Notes:
920,000	B+	8.000% due 9/15/14	945,300
760,000	B+	8.250% due 9/15/16	786,600
4,320,000	BB	Senior Secured Notes, 11.125% due 7/15/12	4,698,000
1,490,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	1,612,925
3,705,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	3,501,225
960,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	924,000

		Total Chemicals	24,295,239

Commercial Services & Supplies - 2.2%
2,900,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,929,000
3,100,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	3,468,218
2,490,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	2,602,050
1,485,000	B+	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	1,429,312
3,945,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	4,275,394

		Total Commercial Services & Supplies	14,703,974

Consumer Finance - 4.8%
		Ford Motor Credit Co.:
		Notes:
475,000	B	7.875% due 6/15/10	463,869
585,000	B	9.824% due 4/15/12 (c)	610,915
1,810,000	B	7.000% due 10/1/13	1,684,857
		Senior Notes:
2,466,000	B	10.640% due 6/15/11 (b)(c)	2,598,177
2,570,000	B	9.875% due 8/10/11	2,658,128
		General Motors Acceptance Corp.,
		Notes:
5,870,000	BB	6.875% due 8/28/12	5,892,729
16,425,000	BB	Bonds, 8.000% due 11/1/31	17,648,186

		Total Consumer Finance	31,556,861

Containers & Packaging - 3.2%
1,495,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (b)	1,517,425
3,285,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	3,309,637
		Graphic Packaging International Corp.:
565,000	B-	Senior Notes, 8.500% due 8/15/11	583,363
3,285,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	3,391,762
4,975,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	5,292,156
4,878,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	5,024,340
1,285,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	1,336,400
1,775,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	208,563
859,000	CCC+	Smurfit-Stone Container Enterprises Inc., Senior Notes, 9.750% due 2/1/11	890,139

		Total Containers & Packaging	21,553,785

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Consumer Services - 1.8%
$1,690,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	$1,740,700
		Hertz Corp.:
70,000	B	Senior Notes, 8.875% due 1/1/14 (b)	73,500
6,965,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	7,678,912
2,605,000	BB-	Service Corp. International, Debentures, 7.875% due 2/1/13	2,696,175

		Total Diversified Consumer Services	12,189,287

Diversified Financial Services - 2.4%
2,270,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	2,315,400
935,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	944,350
1,625,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	1,574,219
		CitiSteel USA Inc., Senior Secured Notes:
855,000	CCC+	12.949% due 9/1/10 (c)	887,063
670,000	NR	15.000% due 10/1/10 (b)(d)	726,950
3,355,000	B-	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Notes, 9.750% due 11/15/14 (b)	3,363,387
930,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (b)	967,200
710,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	687,813
1,080,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,140,750
1,360,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	1,475,600
2,165,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	2,105,462

		Total Diversified Financial Services	16,188,194

Diversified Telecommunication Services - 6.1%
		Cincinnati Bell Inc.:
2,625,000	B-	Senior Notes, 7.000% due 2/15/15	2,592,188
525,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	538,125
315,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	280,350
2,175,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	2,373,469
3,570,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(e)(f)	0
2,485,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	2,665,162
400,000	B+	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	414,500
2,500,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	2,593,750
		Intelsat Bermuda Ltd., Senior Notes:
2,465,000	B+	9.250% due 6/15/16 (b)	2,643,713
4,880,000	B	11.250% due 6/15/16 (b)	5,337,500
1,825,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	1,656,188
		Level 3 Financing Inc.:
590,000	CCC-	11.800% due 3/15/11 (c)	623,925
410,000	CCC-	10.750% due 10/15/11	437,675
1,360,000	CCC-	Senior Notes, 9.250% due 11/1/14 (b)	1,375,300
1,640,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	1,726,100
		NTL Cable PLC, Senior Notes:
925,000	B-	8.750% due 4/15/14	977,031
905,000	B-	9.125% due 8/15/16	955,906
6,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	6,300
1,500,000	B	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	1,537,500

		Qwest Corp.:
4,355,000	BB	Notes, 8.875% due 3/15/12	4,812,275

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 6.1% (continued)
$3,195,000	BB	Senior Notes, 7.500% due 10/1/14 (b)	$3,362,737
3,490,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	3,895,712

		Total Diversified Telecommunication Services	40,805,406

Electric Utilities - 1.1%
20,000	BB-	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	21,550
951,672	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,028,401
5,415,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	6,173,100

		Total Electric Utilities	7,223,051

Electronic Equipment & Instruments - 0.3%
		NXP BV/NXP Funding LLC:
1,570,000	BB+	Secured Notes, 7.875% due 10/15/14 (b)	1,601,400
515,000	B+	Senior Notes, 9.500% due 10/15/15 (b)	522,081

		Total Electronic Equipment & Instruments	2,123,481

Energy Equipment & Services - 0.8%
45,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	56,230
55,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	54,656
345,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	348,450
2,250,000	B	Hanover Compressor Co., Senior Notes, 8.625% due 12/15/10	2,351,250
795,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	824,813
1,540,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	1,798,087

		Total Energy Equipment & Services	5,433,486

Food & Staples Retailing - 0.5%
2,945,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	3,469,764

Food Products - 0.4%
3,110,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	2,915,625

Health Care Providers & Services - 4.5%
3,525,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	3,807,000
4,210,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,210,000
		HCA Inc.:
4,280,000	B-	Debentures, 7.500% due 11/15/95	3,191,690
2,915,000	B-	Notes, 7.690% due 6/15/25	2,361,054
		Senior Notes:
555,000	B-	6.300% due 10/1/12	474,525
555,000	B-	6.500% due 2/15/16	442,612
6,275,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	6,094,594
600,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	657,000
		Tenet Healthcare Corp., Senior Notes:
6,800,000	CCC+	7.375% due 2/1/13	6,060,500
2,780,000	CCC+	9.875% due 7/1/14	2,734,825

		Total Health Care Providers & Services	30,033,800

Hotels, Restaurants & Leisure - 2.8%
400,000	CCC	Buffets Inc., Senior Unsecured Notes, 12.500% due 11/1/14 (b)	404,000
975,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	992,062
1,530,000	CCC+	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,598,850
3,510,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,773,250
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
170,000	B	9.000% due 3/15/12	178,925
730,000	B	7.000% due 3/1/14	704,450

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 2.8% (continued)
$1,500,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	$1,471,875
560,000	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 8.375% due 2/1/11	584,500
2,456,250	CCC+	Nortek Bank Debt, Senior Subordinated Notes, 8.500% due 9/1/14	2,453,180
280,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	301,000
3,600,000	BB-	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	3,717,000
2,625,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,690,625

		Total Hotels, Restaurants & Leisure	18,869,717

Household Durables - 3.3%
265,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	270,963
		Beazer Homes USA Inc., Senior Notes:
255,000	BB	6.875% due 7/15/15	240,975
1,470,000	BB	8.125% due 6/15/16	1,503,075
2,190,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	2,302,932
3,500,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	3,850,000
		K Hovnanian Enterprises Inc., Senior Notes:
3,430,000	BB	7.500% due 5/15/16	3,344,250
1,850,000	BB	8.625% due 1/15/17	1,917,062
1,890,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,946,700
2,350,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.432% due 9/1/12	1,956,375
4,175,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	4,352,437

		Total Household Durables	21,684,769

Household Products - 0.7%
		Nutro Products Inc.:
385,000	CCC	Senior Notes, 9.400% due 10/15/13 (b)(c)	397,513
990,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	1,069,200
		Spectrum Brands Inc., Senior Subordinated Notes:
1,125,000	CCC	8.500% due 10/1/13	984,375
690,000	CCC	7.375% due 2/1/15	562,350
1,495,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,539,850

		Total Household Products	4,553,288

Independent Power Producers & Energy Traders - 4.4%
340,000	B+	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	337,045
		AES Corp.:
		Senior Notes:
5,610,000	B	9.500% due 6/1/09	6,037,762
120,000	B	7.750% due 3/1/14	126,300
550,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (b)	594,688
		Dynegy Holdings Inc.:
1,650,000	B-	Senior Debentures, 7.625% due 10/15/26	1,542,750
1,835,000	B2(g)	Senior Notes, 8.375% due 5/1/16	1,894,638
		Edison Mission Energy, Senior Notes:
4,575,000	BB-	7.730% due 6/15/09	4,780,875
400,000	BB-	7.500% due 6/15/13 (b)	413,000
2,240,000	BB-	7.750% due 6/15/16 (b)	2,324,000
2,680,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	2,723,550
		NRG Energy Inc., Senior Notes:
1,400,000	B-	7.250% due 2/1/14	1,419,250
6,785,000	B-	7.375% due 2/1/16	6,878,294

		Total Independent Power Producers & Energy Traders	29,072,152

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Conglomerates - 0.1%
$620,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	$657,200

Insurance - 0.6%
3,930,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	4,097,025

Internet & Catalog Retail - 0.5%
1,470,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	1,425,900
1,830,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,830,000

		Total Internet & Catalog Retail	3,255,900

IT Services - 0.8%
		SunGard Data Systems Inc.:
1,950,000	B-	Senior Notes, 9.125% due 8/15/13	2,032,875
2,785,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	2,931,212

		Total IT Services	4,964,087

Leisure Equipment & Products - 0.3%
1,840,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	1,807,800

Machinery - 0.4%
766,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	838,770
2,299,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 13.831% due 4/15/14	2,034,615

		Total Machinery	2,873,385

Media - 13.2%
		Affinion Group Inc.:
300,000	B-	11.500% due 10/15/15	314,250
2,685,000	B-	Senior Notes, 10.125% due 10/15/13	2,859,525
4,675,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	5,195,094
2,670,000	CCC-	CCH I Holdings LLC, Senior Notes, 13.500% due 1/15/14	2,496,450
139,000	CCC(h)	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	134,135
3,880,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	3,758,750
		CCH II LLC/CCH II Capital Corp., Senior Notes:
3,380,000	CCC-	10.250% due 9/15/10	3,506,750
2,696,000	CCC(h)	10.250% due 10/1/13 (b)	2,790,360
560,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.508% due 1/15/12	490,000
1,740,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	1,689,975
		CSC Holdings Inc.:
110,000	B+	Debentures, Series B, 8.125% due 8/15/09	113,988
205,000	B+	Senior Debentures, 7.625% due 7/15/18	202,950
		Senior Notes:
1,060,000	B+	6.750% due 4/15/12 (b)	1,050,725
		Series B:
2,675,000	B+	8.125% due 7/15/09	2,771,969
1,265,000	B+	7.625% due 4/1/11	1,282,394
1,365,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	1,525,388
3,174,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	3,463,627
3,234,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	3,371,445
		EchoStar DBS Corp., Senior Notes:
2,275,000	BB-	7.000% due 10/1/13 (b)	2,266,469
6,725,000	BB-	7.125% due 2/1/16 (b)	6,607,312
5,200,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	5,304,057

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 13.2% (continued)
$5,325,000	CCC+	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.641% due 10/15/13	$4,832,437
3,834,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	4,054,455
585,000	CCC-	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (b)(c)	588,656
3,815,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (b)	4,144,044
1,470,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,422,225
2,950,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	3,171,250
2,265,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	2,259,337
1,555,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,578,325
		R.H. Donnelley Corp., Senior Discount Notes:
25,000	B	Series A-1, 6.875% due 1/15/13	23,656
25,000	B	Series A-2, 6.875% due 1/15/13	23,656
3,525,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	3,873,094
2,360,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	2,436,700
		Rainbow National Services LLC:
1,740,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	1,837,875
640,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	715,200
		Rogers Cable Inc.:
330,000	BB+	Secured Notes, 5.500% due 3/15/14	311,850
		Senior Secured Second Priority Notes:
220,000	BB+	6.250% due 6/15/13	218,350
2,720,000	BB+	6.750% due 3/15/15	2,754,000
		XM Satellite Radio Inc., Senior Notes:
750,000	CCC	9.989% due 5/1/13 (c)	708,750
1,495,000	CCC	9.750% due 5/1/14	1,427,725

		Total Media	87,577,198

Metals & Mining - 0.9%
3,640,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	4,004,000
1,835,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (b)	1,917,575

		Total Metals & Mining	5,921,575

Multi-Utilities - 0.2%
1,070,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	1,134,953

Multiline Retail - 1.1%
		Neiman Marcus Group Inc.:
3,100,000	B-	Senior Notes, 9.000% due 10/15/15	3,340,250
1,175,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	1,291,031
2,258,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	2,461,220

		Total Multiline Retail	7,092,501

Office Electronics - 0.5%
		Xerox Corp., Senior Notes:
2,710,000	BB+	6.400% due 3/15/16	2,730,325
540,000	BB+	6.750% due 2/1/17	552,150

		Total Office Electronics	3,282,475

Oil, Gas & Consumable Fuels - 11.3%
1,830,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	1,976,400
3,410,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	3,495,250
		Chesapeake Energy Corp., Senior Notes:
1,490,000	BB	6.375% due 6/15/15	1,445,300

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 11.3% (continued)
$320,000	BB	6.875% due 1/15/16	$319,200
1,465,000	BB	6.500% due 8/15/17	1,388,088
4,450,000	BB	6.250% due 1/15/18	4,238,625
2,327,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	2,460,803
740,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	734,450
		El Paso Corp., Medium-Term Notes:
8,465,000	B	7.800% due 8/1/31	8,867,087
8,085,000	B	7.750% due 1/15/32	8,469,037
1,550,000	B+	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	1,668,609
2,865,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,771,887
2,390,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (b)	2,336,225
1,285,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (b)	1,240,025
1,060,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	1,086,500
1,670,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (b)	1,711,750
2,610,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	2,786,175
		Pogo Producing Co., Senior Subordinated Notes:
2,535,000	B+	6.875% due 10/1/17	2,427,263
1,155,000	B+	Series B, 8.250% due 4/15/11	1,192,538
3,685,000	B1(g)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	3,731,062
140,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (b)	139,650
		Stone Energy Corp., Senior Subordinated Notes:
1,010,000	B-	8.250% due 12/15/11	1,008,738
1,231,000	B-	6.750% due 12/15/14	1,181,760
5,330,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	5,636,475
1,260,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,247,400
		Williams Cos. Inc.:
8,660,000	BB-	Notes, 7.875% due 9/1/21	9,201,250
2,250,000	BB-	Senior Notes, 7.625% due 7/15/19	2,379,375

		Total Oil, Gas & Consumable Fuels	75,140,922

Paper & Forest Products - 1.8%
3,580,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	3,562,100
1,420,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	1,254,925
3,670,000	CCC+	NewPage Corp., Senior Subordinated Notes, 12.000% due 5/1/13	3,853,500
700,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (b)	701,448
		Verso Paper Holdings LLC:
770,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (b)	785,400
1,535,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	1,565,700

		Total Paper & Forest Products	11,723,073

Pharmaceuticals - 0.4%
2,985,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,962,613

Real Estate Investment Trusts (REITs) - 1.0%
100,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	102,000
		Host Marriott LP:
1,550,000	BB	Senior Notes, Series I, 9.500% due 1/15/07	1,567,437
620,000	BB	Series Q, 6.750% due 6/1/16	606,825
2,045,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,850,725
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
575,000	BB+	7.125% due 6/1/15	594,406
575,000	BB+	6.500% due 6/1/16	576,438

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.0% (continued)
$1,425,000	BB+	6.750% due 4/1/17	$1,442,813

		Total Real Estate Investment Trusts (REITs)	6,740,644

Real Estate Management & Development - 0.0%
305,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	263,063

Road & Rail - 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
140,000	B-	10.250% due 6/15/07	143,675
3,415,000	B-	9.375% due 5/1/12	3,662,588
40,000	B-	12.500% due 6/15/12	44,000
140,000	B-	Kansas City Southern Railway, 7.500% due 6/15/09	142,275

		Total Road & Rail	3,992,538

Software - 0.6%
1,650,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	1,542,750
2,400,000	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (b)(c)(d)	2,490,000

		Total Software	4,032,750

Specialty Retail - 1.5%
1,420,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	1,476,800
		AutoNation Inc.:
620,000	BB+	7.374% due 4/15/13 (c)	627,750
775,000	BB+	7.000% due 4/15/14	775,000
1,610,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,457,050
530,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (b)	567,100
465,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	510,338
265,000	B	Linens ‘n Things Inc., 10.999% due 1/15/14 (c)	261,025
595,000	CCC	Michaels Stores Inc., Senior Subordinated Notes, 11.375% due 11/1/16 (b)	598,719
3,575,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	3,458,812

		Total Specialty Retail	9,732,594

Textiles, Apparel & Luxury Goods - 2.0%
3,500,000	NR	Hanesbrand Inc., 9.648% due 10/15/07	3,534,125
4,195,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	4,467,675
7,450,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.060% due 12/15/14	5,550,250

		Total Textiles, Apparel & Luxury Goods	13,552,050

Thrifts & Mortgage Finance - 1.3%
7,890,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	8,363,400

Tobacco - 0.1%
560,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	585,200

Trading Companies & Distributors - 0.9%
1,410,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	1,491,075
1,045,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (b)	1,084,187
2,880,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	3,081,600

		Total Trading Companies & Distributors	5,656,862

Wireless Telecommunication Services - 0.7%
590,000	CCC	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (b)	598,113

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services - 0.7% (continued)
$330,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	$348,150
810,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	860,625
2,490,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	2,626,950

		Total Wireless Telecommunication Services	4,433,838

		TOTAL CORPORATE BONDS & NOTES (Cost - $606,571,434)	618,280,371

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
8,721,391	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f) (Cost - $9,766,723)	0

CONVERTIBLE BOND - 0.1%
Semiconductors - 0.1%
850,000	CCC	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11 (Cost - $745,053)	721,438

LOAN PARTICIPATIONS(c)(i) - 1.7%
United States - 1.7%
		Bluegrass Container Co. LLC:
969,697	NR	Term Loans, (Lehman Brothers), 10.330% due 12/30/13	979,849
3,030,303	NR	Second Lien, Tranche, (JPMorgan Chase & Co.), 10.323% due 12/30/13	3,062,027
7,000,000	NR	UPC Broadband Holding B.V. Term Loan, (Toronto Dominion), 7.640% due 3/15/13	7,007,189

		TOTAL LOAN PARTICIPATIONS (Cost - $11,000,000)	11,049,065

SOVEREIGN BONDS - 1.6%
Brazil - 0.5%
		Federative Republic of Brazil:
1,910,000	BB	11.000% due 8/17/40	2,514,992
860,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	951,805

		Total Brazil	3,466,797

Panama - 0.1%
474,000	BB	Republic of Panama, 9.375% due 4/1/29	617,978

Russia - 1.0%
6,110,000	BBB+	Russian Federation, 5.000% due 3/31/30 (b)	6,852,747

		TOTAL SOVEREIGN BONDS (Cost - $10,678,114)	10,937,522

SHARES
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
8,819,088		Home Interiors of Gifts Inc. (e)(f)*	88,191

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
185,784		Aurora Foods Inc. (e)(f)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
13,070		Outsourcing Solutions Inc. (e)(f)*	55,548

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

SHARES	SECURITY	VALUE
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
3	Pliant Corp. (e)(f)*	$0

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
2,903	Freescale Semiconductor Inc., Class B Shares*	114,175

MATERIALS - 0.1%
Chemicals - 0.1%
53,679	Applied Extrusion Technologies Inc., Class A Shares*	322,074

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
7,716	McLeodUSA Inc., Class A Shares (e)(f)*	0
18,375	Pagemart Wireless (b)(e)(f)*	184

	TOTAL TELECOMMUNICATION SERVICES	184

	TOTAL COMMON STOCKS (Cost - $12,379,052)	580,172

CONVERTIBLE PREFERRED STOCKS - 0.5%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
4,074	Chesapeake Energy Corp., 6.250% due 6/15/09	1,114,748

TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
42,500	Crown Castle International Corp., 6.250% due 8/15/12	2,353,437

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $2,277,695)	3,468,185

WARRANTS
WARRANTS(e)(f) - 0.0%
3,650	Cybernet Internet Services International Inc., Expires 7/1/09 (b)*	0
3,305	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (b)*	0
2,735	IWO Holdings Inc., Expires 1/15/11 (b)*	0
1,835	Jazztel PLC, Expires 7/15/10 (b)*	0
3,775	Merrill Corp., Class B Shares, Expires 5/1/09 (b)*	0
9,550	RSL Communications Ltd., Class A Shares, Expires 11/15/06*	0
10,149	Viasystems Group Inc., Expires 1/31/10*	0

	TOTAL WARRANTS (Cost - $1,390,533)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $654,808,604)	645,036,753

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$9,421,000	Nomura Securities International Inc. repurchase agreement dated 10/31/06, 5.280% due 11/1/06; Proceeds at maturity - $9,422,382; (Fully collateralized by U.S. government agency, 4.125% due 5/15/10; Market value - $9,609,998) (Cost - $9,421,000)	9,421,000

	TOTAL INVESTMENTS - 98.5% (Cost - $664,229,604#)	654,457,753
	Other Assets in Excess of Liabilities - 1.5%	9,863,217

	TOTAL NET ASSETS - 100.0%	$664,320,970

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS HIGH INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

(a)	Security is currently in default.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Rating by Moody’s Investors Service.

(h)	Rating by Fitch Ratings Service.

(i)	Participation interest was acquired through the financial institution indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 13 and 14 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1,2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gil edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities of fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. There may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B ,CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners High Income Fund (the “Fund”) is a separate diversified investment fund of the Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the Insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,931,200
Gross unrealized depreciation	(34,703,051)

Net unrealized depreciation	$(9,771,851)

At October 31, 2006, the Fund held loan participations with a total cost of $11,000,000 and a total market value of $11,049,065.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 28, 2006

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	December 28, 2006